Result from insurance activities - Summary of composition of the financial result of insurance operations explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment's return	S/ (13,571)	S/ 96	S/ (10,499)
Interest credited	(610,351)	(598,110)	(564,556)
Changes in interest rate and other financial hypotheses	(59,351)	(60,932)	(100,596)
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(30,524)	(1,019)	(617)
Financial expenses for issued insurance contracts	(713,797)	(659,965)	(676,268)
Result from insurance activities	(713,797)	(659,965)	(676,268)
Pension Contract [Member]
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Interest credited	(566,646)	(562,252)	(541,468)
Changes in interest rate and other financial hypotheses	(63,245)	(64,811)	(103,853)
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(22,244)	1	4
Financial expenses for issued insurance contracts	(652,135)	(627,062)	(645,317)
Result from insurance activities	(652,135)	(627,062)	(645,317)
Life Insurance Contract [Member]
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment's return	(13,571)	96	(10,499)
Interest credited	(43,705)	(35,858)	(23,088)
Changes in interest rate and other financial hypotheses	3,894	3,879	3,257
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(8,280)	(1,020)	(621)
Financial expenses for issued insurance contracts	(61,662)	(32,903)	(30,951)
Result from insurance activities	S/ (61,662)	S/ (32,903)	S/ (30,951)